Property and Equipment - Summary of Property and Equipment (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 752,892	$ 848,286	$ 706,037
Less: accumulated depreciation	(497,148)	(471,638)	(325,427)
Net property and equipment	255,744	376,648	380,610
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	682,209	682,209	682,209
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	41,578	41,578	8,519
Computer and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	25,380	120,774	11,584
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 3,725	$ 3,725	$ 3,725